Schedule of Maturities of Long Term Debt (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Remainder of year one	$ 206,094
Year one	444,931	$ 5,748,343
Year two	55,810	282,212
Year three	18,499	55,827
Year four		15,451
Total	725,334	6,101,833
Vehicles [Member]
Short-Term Debt [Line Items]
Remainder of year one	206,094
Year one	279,162	819,788
Year two	55,810	282,212
Year three	18,499	55,827
Year four		15,451
Total	559,565	1,173,278
Notes Payable [Member]
Short-Term Debt [Line Items]
Remainder of year one
Year one	165,769	126,440
Year two
Year three
Year four
Total	$ 165,769	126,440
Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Year one		4,802,115
Year two
Year three
Year four
Total		$ 4,802,115